Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 22—Leases
As of December 31, 2021, we held operating leases for both the
West Bollsta
and
West Hercules
. As of December 31, 2021, the negotiations over the
West Linus
lease amendment had not been concluded yet. Therefore, we still maintain the rig asset on balance sheet along with the finance liability to SFL (held in liabilities subject to compromise). We also have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record lease liabilities and associated right-of-use
assets for our portfolio of operating leases.
We continue to lease three of our benign environment jackup rigs,
West Castor, West Telesto
and
West Tucana,
to our joint venture, Gulfdrill, for a contract with GDI in Qatar.
In March, 2020, Seadrill was awarded a contract to provide drilling services for 10 firm wells and 4 optional wells. To fulfill this contract Seadrill entered a charter agreement to lease the
West Bollsta
rig from Northern Ocean. The rig was mobilized and commenced operations in early October after being available at the drill location in September, 2020. This operating lease arrangement resulted in the recognition of a lease liability and offsetting right of use asset. During 2021, the charter was amended to cancel the drilling of the 10th well, resulting in an early termination fee of $6 million and right-of-use
asset impairment charge of $10 million being recorded.
Seadrill entered into sale and leaseback arrangements for the
West Hercules
semi-submersible rig with SFL Hercules Ltd in 2008, the
West Linus
Jack-up
rig with SFL Linus Ltd in 2014, and the
West Taurus
semi-submersible rig with SFL Deepwater Ltd (
“Deepwater”
) in 2008, all wholly owned subsidiaries of SFL Corporation Ltd (
“SFL”
), a related party.
The
West Taurus
lease was terminated in March 2021 and the
West Taurus
was delivered back to SFL on May 6, 2021.
On August 27, 2021, the Bankruptcy Court approved an amendment to the original SFL charter based on the current Equinor contract in Norway and in direct continuation (after a period of mobilization) of the subsequent Equinor contract in Canada. The buy-back
obligation, that previously resulted in the failed sale and lease back treatment, was removed in this amendment, resulting in a deemed disposal of the
West Hercules
. Seadrill is leasing the
West Hercules
from SFL under an operating lease until the end of the Canada contract. The lease is expected to end in October 2022. Refer to Note 27 – “Related party transactions” for further information.

Seadrill leases and operates the
West Linus
on a drilling contract with ConocoPhillips, the term of which were expected to end in December, 2028. The existing lease with SFL is not considered sustainable as part of the new capital structure. Chapter 11 affords Seadrill the option to reject or renegotiate this lease on more economically viable terms. On February 18, 2022, subsequent to year-end,
Seadrill entered an interim transition charter with SFL, which will see Seadrill continuing to operate the
West Linus
until the rig is delivered back to SFL. The amendment is expected to result in the recognition of a short-term operating lease and the removal of the buyback obligation is expected to result in a deemed disposal of the
West Linus.
For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

(In $ millions)	Year ended December 31, 2021
2022	32
2023	3
2024	1
2025 and thereafter	1

Total	37

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2021:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Total undiscounted cash flows	37	79
Less short term leases	—	—
Less discount	(2)	(11)

Operating lease liability	35	68

Of which:
Current	30	51
Non-current	5	17

Total	35	68

The following table gives supplementary information regarding our lease accounting at December 31, 2021:

(In $ million)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	42	19	12
Short-term lease cost	1	2	1
Total lease cost	43	21	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	42	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	24	53	19
Weighted-average remaining lease term in months	19	14	18
Weighted-average discount rate	10%	24%	13%
On November 25, 2019, March, 15 2020 and November 15, 2020 we leased the
West Castor,
West Telesto
and
West Tucana
to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31, 2021
2022	28
2023	28
2024	21
2025	18
2026 and thereafter	2

Total	97

Refer to Note 8—“Other revenues” for comparative information on income from operating leases.